Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	€ 12,062
Ending balance	10,558	€ 12,062
Owned assets [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	10,249
Ending balance	8,909	10,249
Owned assets [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	7,230
Ending balance	6,146	7,230
Owned assets [Member] | Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	3,019
Ending balance	2,763	3,019
Owned assets [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	20,342	19,602
Additions through business combinations	166	35
Disposals and other movements	(991)	(721)
Additions	863	1,316
Hyperinflationary adjustment	(45)	(31)
Reclassification as held for sale	(100)	(179)
Currency retranslation	(1,727)	320
Ending balance	18,508	20,342
Owned assets [Member] | Cost [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	15,844	15,216
Additions through business combinations	44	28
Disposals and other movements	(901)	(649)
Additions	756	1,141
Hyperinflationary adjustment	(27)	(28)
Reclassification as held for sale	(81)	(116)
Currency retranslation	(1,330)	252
Ending balance	14,305	15,844
Owned assets [Member] | Cost [Member] | Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	4,498	4,386
Additions through business combinations	122	7
Disposals and other movements	(90)	(72)
Additions	107	175
Hyperinflationary adjustment	(18)	(3)
Reclassification as held for sale	(19)	(63)
Currency retranslation	(397)	68
Ending balance	4,203	4,498
Owned assets [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(10,093)	(9,388)
Disposals and other movements	868	484
Depreciation charge for the year	(1,228)	(1,156)
Hyperinflationary adjustment	26	35
Reclassification as held for sale	71	119
Currency retranslation	757	(187)
Ending balance	(9,599)	(10,093)
Includes capital expenditures for assets under construction	735	950
Owned assets [Member] | Accumulated depreciation [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(8,614)	(7,998)
Disposals and other movements	814	456
Depreciation charge for the year	(1,093)	(1,022)
Hyperinflationary adjustment	20	30
Reclassification as held for sale	60	81
Currency retranslation	654	(161)
Ending balance	(8,159)	(8,614)
Includes capital expenditures for assets under construction	660	872
Owned assets [Member] | Accumulated depreciation [Member] | Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(1,479)	(1,390)
Disposals and other movements	54	28
Depreciation charge for the year	(135)	(134)
Hyperinflationary adjustment	6	5
Reclassification as held for sale	11	38
Currency retranslation	103	(26)
Ending balance	(1,440)	(1,479)
Includes capital expenditures for assets under construction	€ 75	€ 78